Investment Objectives and Goals - Milliman Hedged U.S. Growth Fund	Apr. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Milliman Hedged U.S. Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide long-term growth of capital, while also seeking to provide a hedge against downside equity exposure.